Other assets (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Other Assets

	2018	2017
Current -
Asset held for sale	$40,330	$—
Interest receivable	12,534	10,443
Other	1,522	1,258

	54,386	11,701
Non-current -
Guarantee deposits	20,015	14,568
Deposits for litigation	10,672	12,390
Other	3,212	4,182

	33,899	31,140

	$88,285	$42,841